EQUITY AND SHARE-BASED COMPENSATION (Tables) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
EQUITY AND SHARE-BASED COMPENSATION [Abstract]
Summary of stock option and warrant activity
A summary of stock option and warrant activity for the nine months ended September 30, 2013, follows.

	Options			Equity and Liability Warrants
	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2012	169,254	$32.00	6.3	806,769	$24.00	3.5
Granted (1)	37,500	16.00		54,581	16.00
Impact of anti-dilution clauses	-	-		2,082	NA
Exercised	-	-		-	-
Forfeited, expired or cancelled	(27,551)	54.00		(146,106)	66.00
Outstanding, September 30, 2013	179,203	$24.40	6.4	717,326	$16.00	3.6
Exercisable, September 30, 2013	144,887	$26.00	5.9	717,326	$16.00	3.6

(1)	Includes adjustments to shares underlying PIK warrants.

A summary of stock option and warrant activity for 2012 and 2011 follows.

	Options			Equity and Liability Warrants
	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2011	227,426	$60.00	6.8	202,148	$254.00	2.3
Granted	26,022	44.00		25,794	46.00
Impact of anti-dilution clauses	-	NA		31,517	NA
Exercised	-	NA		-	NA
Forfeited, expired or cancelled	(60,504)	72.00		(25,512)	148.00
Outstanding, December 31, 2011	192,944	54.00	6.3	233,947	208.00	1.7
Granted	29,060	30.00		423,782	20.00
Impact of anti-dilution clauses	-	NA		518,720	NA
Impact of amendment	-	NA		78,215	NA
Exercised	-	NA		(25,015)	20.00
Forfeited, expired or cancelled	(52,750)	68.00		(422,880)	86.00
Outstanding, December 31, 2012	169,254	$32.00	6.3	806,769	$24.00	3.5
Exercisable, December 31, 2012	143,522	$34.00	5.9	713,969	$26.00	3.3

Options granted under 2010 Equity Incentive Plan
The options granted under the 2010 Plan have terms of up to 10 years.

December 31, 2012

Initially reserved	125,000
Additionally reserved - annual increases	99,156
Additionally reserved - board action	40,000
Options granted since inception, net of forfeited, expired or cancelled	(114,890)
Stock granted since inception	(60,282)
Available for issuance under the 2010 Plan	88,984

Share-based compensation expenses included in selling, general and administrative expenses
Share-based compensation expenses related to options are included in selling, general and administrative expenses in the statements of operations, and consisted of the following (in thousands):

	2012	2011
Consultants	$42	$14
Directors	285	280
Employees	152	112
Executive officers	444	501
Total share-based compensation expense, options	$923	$907

Summary of option activity
The following table summarizes option activity during 2012 and 2011:

	Employees and Directors		Consultants
	Weighted Average Exercise Price	Shares Under Options	Weighted Average Exercise Price	Shares Under Options	Total Number of Options
Outstanding, January 1, 2011	$82.00	218,808	$292.00	8,618	227,426
Granted	42.00	22,022	62.00	4,000	26,022
Forfeited, expired or cancelled	68.00	(60,336)	2,000.00	(168)	(60,504)
Exercised	NA	-	NA	-	-
Outstanding, December 31, 2011	48.00	180,494	152.00	12,450	192,944
Granted	26.00	28,060	16.00	1,000	29,060
Forfeited, expired or cancelled	58.00	(50,250)	266.00	(2,500)	(52,750)
Exercised	NA	-	NA	-	-
Outstanding, December 31, 2012	$26.00	158,304	$106.00	10,950	169,254

Exercisable, December 31, 2012	$28.00	134,155	$112.00	9,367	143,522
Exercisable, December 31, 2011	$52.00	129,571	$190.00	8,867	138,438

Weighted-average assumptions used in valuing stock options
The following are the weighted-average assumptions used in valuing stock options:

	2012	2011

Fair value of options granted	$20.00	$38.00
Volatility	109.2%	101.5%
Risk free interest rate	0.9%	0.8%
Expected life of options (in years)	6.1	5.2
Expected dividends	-	-
Forfeiture rate	5%	5%

Summary of information related to outstanding and exercisable options
The following table summarizes information related to outstanding and exercisable options:

	As of December 31, 2012
	Outstanding			Exercisable
Range of Exercise Prices	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

$16.00	110,212	$16.00	7.0	86,063	$16.00	6.7
$28.00	3,540	28.00	9.2	3,540	28.00	9.2
$40.00	34,064	40.00	5.6	34,064	40.00	5.6
$60.00	15,000	60.00	2.0	15,000	60.00	2.0
$74.00	3,438	74.00	8.2	1,855	74.00	8.2
$242.00	500	242.00	3.0	500	242.00	3.0
$300.00	2,500	300.00	0.4	2,500	300.00	0.4
$16.00 to $300.00	169,254	32.00	6.3	143,522	34.00	5.9

Summary of warrant activity
The following table summarizes information related to outstanding warrants:

		As of September 30, 2013			As of December 31, 2012
Range of Exercise Prices	Type of Warrant	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$14.00-$16.00	Liability (1)	695,390	$16.00	3.6	656,990	$16.00	4.2
$16.00	Liability (2)	4,005	16.00	4.8	-	-	-
$16.00	Equity	12,176	16.00	4.7	-	-	-
$46.00	Equity	3,029	46.00	3.2	3,029	46.00	3.9
$66.00	Liability (1)	-	-	-	144,023	66.00	0.3
$138.00	Equity	2,727	138.00	0.1	2,727	138.00	0.8
		717,327	$16.00	3.6	806,769	$24.00	3.5

(1)	The warrant contain full ratchet anti-dilution provisions.
(2)	The warrants are classified as liability warrants because an indeterminate number of shares are issuable under the TCA debt agreement.

We have outstanding warrants classified as equity (equity warrants) and as warrant liability (liability warrants).

	Equity Warrants			Liability Warrants
	Shares Under Equity Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Liability Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance, January 1, 2011	2,727	$138.00	2.8	199,421	$256.00	2.3
Granted	25,795	46.00		-
Impact of antidilution clauses	-			31,516
Exercised	-			-
Forfeited, expired or cancelled	(11,150)	46.00		(14,362)	226.00
Balance, December 31, 2011	17,372	60.00	3.5	216,575	220.00	1.5
Granted	-	-		423,782	20.00
Impact of antidilution clauses	-	-		518,720	NA
Impact of amendment	-	-		78,215	NA
Exercised	-	-		(25,015)	20.00
Forfeited, expired or cancelled	(11,616)	44.00		(411,264)	88.00
Outstanding, December 31, 2012	5,756	$90.00	2.4	801,013	$24.00	$3.5
Exercisable, December 31, 2012	5,756	$90.00	2.4	708,213	$24.00	$3.3

Summary of information related to outstanding and exercisable warrants
The following table summarizes information related to outstanding and exercisable warrants:

		As of December 31, 2012
		Outstanding			Exercisable
Range of Exercise Prices	Type of Warrant	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Exercise Price	Remaining Contractual Life (Years)
$14.00-$16.00	Liability	656,990	$16.00	4.2	564,190	$16.00	4.1
$46.00	Equity	3,029	46.00	3.9	3,029	46.00	3.9
$66.00	Liability	144,023	66.00	0.3	144,023	66.00	0.3
$138.00	Equity	2,727	138.00	0.8	2,727	138.00	0.8
		806,769	$24.00	3.5	713,969	$26.00	3.3